                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)

             or fiscal year ending:  12/31/14     (b)

Is this a transition report? (Y/N):                                  N

                                                                   -----

                                                                    Y/N

Is this an amendment to a previous filing? (Y/N):                    N

                                                                   -----

                                                                    Y/N

Those items or  sub-items  with a box  "[/]"  after the item  number should be completed only if the answer has changed from the previous  filing on this form.

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1.  A.  Registrant Name:    Variable Life Account B of Voya Retirement
Insurance and Annuity Company

    B.  File Number:  811-04536

    C.  Telephone Number:  (860) 580-2824

2. A. Street:  One Orange Way

   B. City: Windsor       C. State: CT     D. Zip Code: 06095  Zip Ext: 4774

   E. Foreign Country                              Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)        N

                                                                    -----

                                                                     Y/N

4. Is this the last filing on this form by Registrant?  (Y/N)         N

                                                                    -----

                                                                     Y/N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)   N

   [If answer is "Y" (Yes), complete only items 89 through 110.]    -----

                                                                     Y/N

6. Is Registrant a unit investment trust (UIT)?   (Y/N)               Y

   [If answer is "Y" (Yes), complete only items 111 through 132.]   -----

                                                                     Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)     N

      [If answer is "N" (No), go to item 8.]                        -----

                                                                     Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?


                                                 ------------------------

For period ending     12/31/14                   If filing more than one

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File number 811-      04536                      ------------------------

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UNIT INVESTMENT TRUSTS

111.  A. []      Depositor Name: Voya Retirement Insurance and Annuity Company

      B. [/]      File Number (If any):

      C. [/]      City:    State:     Zip Code:    Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

112.  A. [/]      Sponsor Name:

      B. [/]      File Number (If any):

      C. [/]      City:        State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

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                                                 ------------------------

For period ending     12/31/14                   If filing more than one

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File number 811-      04536                      ------------------------

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113.  A. [/]      Trustee Name:

      B. [/]      City:        State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

114.  A. []      Principal Underwriter Name: Voya Financial Partners, LLC

      B. [/]      File Number:

      C. [/]      City:    State:     Zip Code:    Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

115.  A. [/]      Independent Public Accountant Name:

      B. [/]      City:        State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

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                                                 ------------------------

For period ending     12/31/14                   If filing more than one

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File number 811-      04536                      ------------------------

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116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of investment companies? (Y/N)

      B. [/]     Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of an insurance company?(Y/N)

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts?  (Y/N)

      C. [/]     Scheduled premium variable life contracts?  (Y/N)

      D. [/]     Flexible premium variable life contracts?  (Y/N)

      E. [/]     Other types of insurance products registered under the

                 Securities Act of 1933? (Y/N)

118. [/] State the number of series  existing  at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/]  State  the  total  value of the  portfolio  securities  on the date of deposit for the new series included in item 119 ($000 omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

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For period ending     12/31/14                   If filing more than one

                    ------------                 Page 50,  "X" box:  [ ]

File number 811-      04536                      ------------------------------

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123.   [/]    State the total value of the additional

              units considered in answering item 122

              ($000's omitted)                                 $

                                                                    -----------

124.   [/]    State the total value of units of prior

              series that were placed in the portfolios

              of subsequent series during the current

              period (the value of these units is to

              be measured on the date they were placed

              in the subsequent series) ($000's omitted)       $

                                                                    -----------

125.   [ ]    State the total dollar amount of sales

              loads collected (before reallowances to

              other brokers or dealers) by Registrant's

              principal underwriter and any underwriter

              which is an affiliated person of the

              principal underwriter during the current

              period solely from the sale of units of all

              series of Registrant($000's omitted)             $      431

                                                                    -----------

126.   Of the amount shown in item 125, state the total

       dollar amount of sales loads collected from

       secondary market operations in Registrant's units

       (include the sales loads, if any, collected

       on units of a prior series placed in the portfolio

       of a subsequent series). ($000's omitted)               $

                                                                    -----------

127.   List opposite the appropriate description below the

       number of series whose portfolios are invested

       primarily (based upon a percentage of NAV) in each

       type of security shown, the aggregate total assets

       at market value as of a date at or near the end of

       the current period of each such group of series and

       the total income distributions made by each such

       group of series during the current period (excluding

       distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A. U.S. Treasury direct issue		$	$
B. U.S. Government agency		$	$
C. State and municipal tax-free		$	$
D. Public utility debt		$	$
E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$	$
F. All other corporate intermed. and long-term debt		$	$
G. All other corporate short-term debt		$	$
H. Equity securities of brokers or dealers or parents of brokers or dealers		$	$
I. Investment company equity securities		$	$
J. All other equity securities	1	$ 219,551	$ 0
K. Other securities		$	$
L. Total assets of all series of Registrants	1	$ 219,551	$ 0


                                                 ------------------------------

For period ending     12/31/14                    If filing more than one

                    ------------                  Page 51,  "X" box:      [ ]

File number 811-      04536                      ------------------------------

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128.   [/]    Is the timely payment of principal and interest

              on any of the portfolio securities held by any

              of Registrant's series at the end of the current

              period insured or guaranteed by an entity other

              than the issuer?  (Y/N)                                   -------

                                                                          Y/N

              [If the answer is "N" (No), go to item 131.]

129.   [/]    Is the issuer of any instrument covered in item

              128 delinquent or in default as to payment of

              principal or interest at the end of the current

              period?   (Y/N)                                           -------

                                                                          Y/N

              [If the answer is "N" (No), go to item 131.]

130.   [/]    In computations of NAV or offering price per

              unit, is any part of the value attributed to

              instruments identified in item 129 derived

              from insurance or guarantees?  (Y/N)                      -------

                                                                          Y/N

131.          Total expenses incurred by all series of

              Registrant during the current reporting

              period ($000's omitted)                                 $  1,831

                                                                        -------

132.   [/]    List of "811" (Investment Company Act of 1940)

              registration number for all Series of Registrant

              that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed on behalf of the registrant (or depositor or trustee) in

City of: Atlanta   State of: Georgia      Date of: February 25th, 2015.

                               Voya Retirement Insurance and Annuity Company
                               ---------------------------------------------

Witness: /s/ Rebecca Leachman           By: /s/  Joseph Horan

         -------------------------          -----------------------------------

             Rebecca Leachman                    Joseph Horan

             Senior Financial Analyst            Vice President and Deputy

             Financial Reporting                 Corporate Controller

             Finance Shared Services             US GAAP Reporting

 Voya Financial, Inc.                Voya Retirement Insurance and
Annuity Company